EQUIPMENT	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
EQUIPMENT

12. EQUIPMENT

	Computer Equipment	Furniture and Equipment	Leasehold Improvements	Software	Vehicles	Total
Cost
Balance at January 1, 2020	$7,000	$142,173	$-	$29,967	$-	$179,140
Additions	2,028	21,860	-	-	-	23,888
Net assets acquired in the Transaction	15,369	7,573	4,352	-	27,652	54,946
Balance at December 31, 2020	$24,397	$171,606	$4,352	$29,967	$27,652	$257,974
Additions	29,713	170,866	-	-	12,000	212,579
Revaluation	-	-	-	-	(3,619)	(3,619)
Balance at December 31, 2021	$54,110	$342,472	$4,352	$29,967	$36,033	$466,934

Accumulated depreciation
Balance at January 1, 2020	$6,761	$37,944	$-	$19,294	$-	$63,999
Charge for the year	5,631	22,019	3,220	3,202	6,033	40,105
Balance at December 31, 2020	$12,392	$59,963	$3,220	$22,496	$6,033	$104,104
Charge for the year	12,899	42,314	1,132	2,241	7,201	65,787
Balance at December 31, 2021	$25,291	$102,277	$4,352	$24,737	$13,234	$169,891

Net book value:
December 31, 2020	$12,005	$111,643	$1,132	$7,471	$21,619	$153,870
December 31, 2021	$28,819	$240,195	$-	$5,230	$22,799	$297,043

Draganfly Inc.

Notes to the Consolidated Financial Statements

For The Year Ended December 31, 2021

Expressed in Canadian Dollars